Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000228717 | B Riley Financial, Inc., 8, 2028-01-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228717 | United States Treasury Inflation Indexed Bonds, 0.25, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228717 | United States Treasury Inflation Indexed Bonds, 2.5, 2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228717 | United States Treasury Inflation Indexed Bonds, 3.875, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228717 | ReadyCap Holdings, LLC, 9.375, 2028-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228717 | Babcock & Wilcox Enterprises, Inc., 8.125, 2026-02-28
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228717 | Charah Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228717 | Kuvare US Holdings, Inc., 7, 2051-02-17
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228717 | Saratoga Investment Corporation, 4.375, 2026-02-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228717 | PennantPark Floating Rate Capital Ltd., 4.25, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228717 | CLO33835NAE1
Holdings [Line Items]
Percent of Total Investments	29.20%
C000228717 | InsuranceSTHOLDING
Holdings [Line Items]
Percent of Total Investments	0.50%
C000228717 | Financials140501AE7
Holdings [Line Items]
Percent of Total Investments	0.40%
C000228717 | Industrials05614L308
Holdings [Line Items]
Percent of Total Investments	48.90%
C000228717 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	6.60%
C000228717 | Real Estate39808B206
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228717 | TechnologySYNCHTECH
Holdings [Line Items]
Percent of Total Investments	1.10%
C000228717 | U.S. Treasury Obligations912810FH6
Holdings [Line Items]
Percent of Total Investments	8.80%
C000228717 | FinancialsRILYWRRNT
Holdings [Line Items]
Percent of Total Investments	0.00%
C000228717 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228717 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228717 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228717 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228717 | ABS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228717 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000228717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228717 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000228717 | CLO
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000228717 | Financials
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000170313 | B Riley Financial, Inc., 8, 2028-01-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000170313 | United States Treasury Inflation Indexed Bonds, 0.25, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000170313 | United States Treasury Inflation Indexed Bonds, 2.5, 2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170313 | United States Treasury Inflation Indexed Bonds, 3.875, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170313 | ReadyCap Holdings, LLC, 9.375, 2028-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170313 | Babcock & Wilcox Enterprises, Inc., 8.125, 2026-02-28
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170313 | Charah Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170313 | Kuvare US Holdings, Inc., 7, 2051-02-17
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170313 | Saratoga Investment Corporation, 4.375, 2026-02-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170313 | PennantPark Floating Rate Capital Ltd., 4.25, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170313 | CLO33835NAE1
Holdings [Line Items]
Percent of Total Investments	29.20%
C000170313 | InsuranceSTHOLDING
Holdings [Line Items]
Percent of Total Investments	0.50%
C000170313 | Financials140501AE7
Holdings [Line Items]
Percent of Total Investments	0.40%
C000170313 | Industrials05614L308
Holdings [Line Items]
Percent of Total Investments	48.90%
C000170313 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	6.60%
C000170313 | Real Estate39808B206
Holdings [Line Items]
Percent of Total Investments	4.50%
C000170313 | TechnologySYNCHTECH
Holdings [Line Items]
Percent of Total Investments	1.10%
C000170313 | U.S. Treasury Obligations912810FH6
Holdings [Line Items]
Percent of Total Investments	8.80%
C000170313 | FinancialsRILYWRRNT
Holdings [Line Items]
Percent of Total Investments	0.00%
C000170313 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170313 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000170313 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170313 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170313 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170313 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170313 | ABS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170313 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000170313 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000170313 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000170313 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000170313 | CLO
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000170313 | Financials
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000170314 | B Riley Financial, Inc., 8, 2028-01-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000170314 | United States Treasury Inflation Indexed Bonds, 0.25, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000170314 | United States Treasury Inflation Indexed Bonds, 2.5, 2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170314 | United States Treasury Inflation Indexed Bonds, 3.875, 2029-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170314 | ReadyCap Holdings, LLC, 9.375, 2028-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170314 | Babcock & Wilcox Enterprises, Inc., 8.125, 2026-02-28
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170314 | Charah Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170314 | Kuvare US Holdings, Inc., 7, 2051-02-17
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170314 | Saratoga Investment Corporation, 4.375, 2026-02-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170314 | PennantPark Floating Rate Capital Ltd., 4.25, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170314 | CLO33835NAE1
Holdings [Line Items]
Percent of Total Investments	29.20%
C000170314 | InsuranceSTHOLDING
Holdings [Line Items]
Percent of Total Investments	0.50%
C000170314 | Financials140501AE7
Holdings [Line Items]
Percent of Total Investments	0.40%
C000170314 | Industrials05614L308
Holdings [Line Items]
Percent of Total Investments	48.90%
C000170314 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	6.60%
C000170314 | Real Estate39808B206
Holdings [Line Items]
Percent of Total Investments	4.50%
C000170314 | TechnologySYNCHTECH
Holdings [Line Items]
Percent of Total Investments	1.10%
C000170314 | U.S. Treasury Obligations912810FH6
Holdings [Line Items]
Percent of Total Investments	8.80%
C000170314 | FinancialsRILYWRRNT
Holdings [Line Items]
Percent of Total Investments	0.00%
C000170314 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170314 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000170314 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170314 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170314 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170314 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170314 | ABS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170314 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000170314 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000170314 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000170314 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000170314 | CLO
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000170314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000234271 | Sound Point Clo XVI Ltd., 8.143, 2030-07-25
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234271 | BXHPP Trust, 5.086, 2036-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234271 | Halcyon Loan Advisors Funding Ltd., 7.934, 2031-01-22
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234271 | Battalion CLO IX Ltd., 7.768, 2031-07-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234271 | THL Credit Wind River CLO Ltd., 7.531, 2030-10-20
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234271 | BHMS, 11.255, 2025-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234271 | Capital Funding Mortgage Trust, 15.324, 2028-02-10
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234271 | Northwoods Capital XIV-B Ltd., 7.977, 2031-11-13
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234271 | Carlyle Global Market Strategies CLO Ltd., 7.481, 2031-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234271 | Northwoods Capital XII-B Ltd., 7.711, 2031-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234271 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	5.10%
C000234271 | CMO
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000234271 | ABS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234271 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000234271 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234271 | CLO
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000234271 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234271 | CLO282523BF5
Holdings [Line Items]
Percent of Total Investments	91.80%
C000234271 | CMO3136BRU88
Holdings [Line Items]
Percent of Total Investments	2.30%
C000234271 | Financials98373XAD2
Holdings [Line Items]
Percent of Total Investments	0.80%
C000234272 | Sound Point Clo XVI Ltd., 8.143, 2030-07-25
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234272 | BXHPP Trust, 5.086, 2036-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234272 | Halcyon Loan Advisors Funding Ltd., 7.934, 2031-01-22
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234272 | Battalion CLO IX Ltd., 7.768, 2031-07-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234272 | THL Credit Wind River CLO Ltd., 7.531, 2030-10-20
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234272 | BHMS, 11.255, 2025-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234272 | Capital Funding Mortgage Trust, 15.324, 2028-02-10
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234272 | Northwoods Capital XIV-B Ltd., 7.977, 2031-11-13
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234272 | Carlyle Global Market Strategies CLO Ltd., 7.481, 2031-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234272 | Northwoods Capital XII-B Ltd., 7.711, 2031-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234272 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	5.10%
C000234272 | CMO
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000234272 | ABS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234272 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000234272 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234272 | CLO
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000234272 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234272 | CLO282523BF5
Holdings [Line Items]
Percent of Total Investments	91.80%
C000234272 | CMO3136BRU88
Holdings [Line Items]
Percent of Total Investments	2.30%
C000234272 | Financials98373XAD2
Holdings [Line Items]
Percent of Total Investments	0.80%
C000234270 | Sound Point Clo XVI Ltd., 8.143, 2030-07-25
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234270 | BXHPP Trust, 5.086, 2036-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234270 | Halcyon Loan Advisors Funding Ltd., 7.934, 2031-01-22
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234270 | Battalion CLO IX Ltd., 7.768, 2031-07-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234270 | THL Credit Wind River CLO Ltd., 7.531, 2030-10-20
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234270 | BHMS, 11.255, 2025-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234270 | Capital Funding Mortgage Trust, 15.324, 2028-02-10
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234270 | Northwoods Capital XIV-B Ltd., 7.977, 2031-11-13
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234270 | Carlyle Global Market Strategies CLO Ltd., 7.481, 2031-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234270 | Northwoods Capital XII-B Ltd., 7.711, 2031-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234270 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	5.10%
C000234270 | CMO
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000234270 | ABS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234270 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000234270 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234270 | CLO
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000234270 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234270 | CLO282523BF5
Holdings [Line Items]
Percent of Total Investments	91.80%
C000234270 | CMO3136BRU88
Holdings [Line Items]
Percent of Total Investments	2.30%
C000234270 | Financials98373XAD2
Holdings [Line Items]
Percent of Total Investments	0.80%